Acquisition of Alpha Mind - Schedule of Estimated Fair Values of the Identifiable Assets Acquired (Details) ¥ in Thousands, $ in Thousands		Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Dec. 28, 2023 CNY (¥)
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Line Items]
Goodwill		$ 3,375	¥ 23,283	¥ 23,283
Alpha Mind [Member]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Line Items]
Net tangible assets	[1]				¥ 15,436
Goodwill					1,284,218
Total purchase consideration					¥ 1,299,654

[1]	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023. The Company did not identify intangible assets from the acquisition, because the Company was a shell company immediately before the acquisition. On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.